Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ (134,020)	$ (26,792)
Liabilities, at fair value	(134,020)	(26,792)
FVTPL | Financial Derivatives | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(134,020)	(26,792)
Liabilities, at fair value	(134,020)	(26,792)
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1,570,390)	(1,938,044)
Liabilities, at fair value	(1,615,095)	(1,568,257)
Amortized cost | Trade and other payables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(190,692)	(155,955)
Liabilities, at fair value	(190,692)	(155,955)
Amortized cost | Credit Facilities | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(505,171)	(649,221)
Liabilities, at fair value	(506,514)	(651,173)
Amortized cost | Long-term notes | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(874,527)	(1,132,868)
Liabilities, at fair value	(917,889)	(761,129)
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	8,654	5,057
Financial assets, at fair value	8,654	5,057
FVTPL | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	8,654	5,057
Financial assets, at fair value	8,654	5,057
Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	173,409	107,477
Financial assets, at fair value	173,409	107,477
Amortized cost | Trade and Other Receivables | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	173,409	107,477
Financial assets, at fair value	$ 173,409	$ 107,477